Going Concern	6 Months Ended
Jun. 30, 2025
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the unaudited condensed consolidated financial statements, the Company incurred a $2,840,146 net loss for the six months ended June 30, 2025. Net cash used in operating activities was $19,876,814 for the six months ended June 30, 2025. The working capital deficit was $18,698,359 as of June 30, 2025.

As of June 30, 2025, GIOP BJ didn’t comply with the financial covenants as required by a short-term loan agreement in the principal amount of $977,162 with Industrial Bank Co., Ltd. (“Industrial Bank”). The term of the loan was from August 29, 2024 to August 28, 2025. The financial covenants of the loan agreement required GIOP BJ to maintain: (1) current assets of not less than RMB25,000,000; (2) net assets of not less than RMB8,000,000; (3) an asset liability ratio of not more than 80%; and (4) a current ratio of not less than 100%. As of June 30, 2025, GIOP did not meet the above requirements but Industrial Bank had not declared the agreement in default as a result of the breach of the financial covenants.

In addition, as of June 30, 2025, Sunrise Guizhou didn’t comply with the financial covenants as required by three long-term loan agreements in an aggregate amount of $67,544,444 with China Construction Bank (“CCB”) Qianxinan Branch. The financial covenants of the long-term loan agreements required Sunrise Guizhou to maintain an asset liability ratio of not more than 70% and continuous profitability during the loan periods pursuant to certain conditions designated in the loan agreements. Sunrise Guizhou obtained a written consent for the waiver of the financial covenants on September 30, 2024 and December 8, 2025, respectively. CCB had not declared the agreement in default as a result of the breach of the financial covenants.

These adverse conditions and events raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and controlling costs and expenses. In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments. The Company intends to finance its future working capital needs and capital expenditures through financing activities to cover the cash shortfalls and negative operating cash flows. The Company expects to continue raising capital through debt or equity issuances to support its working capital needs.

As of June 30, 2025, the Company had cash and cash equivalents and restricted cash of $27,408,386. The management believes that it will be able to continue to borrow from banks based on past experiences and the Company’s credit history when necessary.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operations, debt financing, and financial support from its principal shareholder. In order to fully implement its business plans, the Company may also seek equity financing from outside investors when necessary.

The Company makes no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its unaudited condensed consolidated financial statements.

The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.